INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The Internal Revenue Code (“IRC”) allows net operating losses (“NOL's”) to be carried forward and applied against future profits for a period of twenty years. The change of ownership following our merger with MySkin may limit our ability to utilize these NOLs under the terms of IRC Section 381.

We did not provide any current or deferred federal income tax provision or benefit for any of the periods presented in our consolidated financial statements because we have experienced losses since our inception. When it is more likely than not, that a tax asset cannot be realized through future income, we must record an allowance against any potential future tax benefit. We provided a full valuation allowance against our net deferred tax assets, consisting of net operating loss carry forwards, because we determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carry forward periods.

We have not taken a tax position that, if challenged, would have a material effect on our consolidated financial statements for the years ended December 31, 2016 and 2015, as defined under ASC 740. We did not recognize any adjustment to our liability for uncertain tax positions and therefore did not record any adjustment to the beginning balance of our accumulated deficit on our consolidated balance sheets.

Our provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	Years Ended December 31,
	2016	2015
Statutory U.S. federal tax rate	39%	39%
Effect of increase in valuation allowance	(39%)	(39%)
	—%	—%

Changes in our cumulative net deferred tax assets consist of the following:

	December 31,
	2016	2015
Net loss carry forward	$3,648,316	$2,148,248
Valuation allowance	(3,648,316)	(2,148,248)
	$—	$—

A reconciliation of our income taxes computed at the statutory rate is as follows:

	Years Ended December 31,
	2016	2015
Tax benefit at statutory rate	$1,500,068	$1,124,511
Valuation allowance	(1,500,068)	(1,124,511)
	$—	$—